FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS - Reconciliation of changes in fair value measurement of assets (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unlisted equity instruments and debt instrument at fair value through profit or loss measured using significant unobservable inputs
Beginning balance	$ 651,409	$ 646,974
Ending balance	619,013	651,409	$ 646,974
Level 3 | Unlisted equity instruments and debt instrument
Unlisted equity instruments and debt instrument at fair value through profit or loss measured using significant unobservable inputs
Beginning balance	$ 60,959	1,250
Additions		61,550	1,250
Disposals		(1,213)
Net gain on disposal of financial assets at fair value through profit or loss		213
Net fair value changes recognized in profit or loss		(841)
Ending balance		$ 60,959	$ 1,250